[LNL Letterhead]

Writer's Direct Dial:  260-455-3917
Writer's Facsimile: 260-455-5135

VIA EDGAR

June 30, 2006

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re: Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Lincoln National Variable Annuity Account H of
         The Lincoln National Life Insurance Company (File Nos. 333-35784; 811-05721)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account H (the "Account"), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the "1933 Act") Post-Effective Amendment No. 16 to the Account's Registration Statement on Form N-4 under the 1933 Act and Amendment No. 119 to the Registration Statement under the Investment Company Act of 1940 (the "Amendment").

The Amendment is intended to be a "template" for other filings by the Company. Accordingly, the Company will submit a supplemental request, under separate cover, pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating changes to the prospectus for other variable annuity contracts issued through the Account and certain other separate accounts of the Company.

Any questions or comments regarding this filing should be directed to my attention at (260) 455-3917.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Senior Counsel